UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	525 Bigham Knoll
		Jacksonville, OR  97530

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     October 28, 2010

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   46

FORM 13F INFORMATION TABLE VALUE TOTAL:   $113,825,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER EXPRESS                   COM              025816109     3525    83872 SH       SOLE                    83017
ARCHER-DANIELS-MID             COM              039483102     2855    89443 SH       SOLE                    88573
AT&T INC                       COM              00206R102     2527    88361 SH       SOLE                    87471
BECTON DICKINSON               COM              075887109     2399    32381 SH       SOLE                    32051
BRISTOL MYERS SQUIBB CO        COM              110122108     2807   103526 SH       SOLE                   102446
CATERPILLAR INC                COM              149123101     3818    48520 SH       SOLE                    48020
CHEVRON CORP                   COM              166764100     3558    43902 SH       SOLE                    43502
CHUBB CORP COM                 COM              171232101     3116    54674 SH       SOLE                    54124
CONOCOPHILLIPS                 COM              20825C104     2556    44514 SH       SOLE                    44084
CONSOLIDATED EDISON COM        COM              209115104     3491    72404 SH       SOLE                    71654
DU PONT E I DE NEMOURS COM     COM              263534109     3812    85439 SH       SOLE                    84489
EMERSON ELECTRIC               COM              291011104     3132    59477 SH       SOLE                    58887
EXXON MOBIL CORP               COM              30231G102     3151    50997 SH       SOLE                    50592
HALLIBURTON                    COM              406216101     3387   102428 SH       SOLE                   101338
HOME DEPOT, INC.               COM              437076102     2484    78418 SH       SOLE                    77578
HONEYWELL INTL INC COM         COM              438516106     2300    52348 SH       SOLE                    51778
HUDSON CITY BANCORP COM        COM              443683107     2357   192242 SH       SOLE                   190102
INTEL CORP                     COM              458140100     2382   124049 SH       SOLE                   122724
INTERNATIONAL BUS MACH COM     COM              459200101     3886    28970 SH       SOLE                    28660
JOHNSON & JOHNSON              COM              478160104     2841    45858 SH       SOLE                    45398
KIMBERLY CLARK                 COM              494368103     2481    38136 SH       SOLE                    37726
MCGRAW-HILL                    COM              580645109      211     6380 SH       SOLE                     6380
MERCK & CO INC COM             COM              58933Y105     2669    72515 SH       SOLE                    71815
MONSANTO CO NEW COM            COM              61166W101     1129    23547 SH       SOLE                    23547
NATIONAL FUEL GAS              COM              636180101     3540    68332 SH       SOLE                    67632
NORDSTROM                      COM              655664100     2940    79031 SH       SOLE                    78241
NUCOR CORP COM                 COM              670346105     2040    53412 SH       SOLE                    52877
PEPSICO INC                    COM              713448108     2941    44268 SH       SOLE                    43828
PFIZER INC                     COM              717081103      200    11672 SH       SOLE                    11672
PNC FINL SVCS GROUP COM        COM              693475105      309     5960 SH       SOLE                     5960
PUBLIC SVC ENTERPRISE COM      COM              744573106      297     8990 SH       SOLE                     8990
SYSCO CORP                     COM              871829107     2264    79373 SH       SOLE                    78413
TEXAS INSTRUMENTS              COM              882508104     3401   125296 SH       SOLE                   123996
UNION PACIFIC                  COM              907818108     3163    38668 SH       SOLE                    38248
UNITED TECHNOLOGIES            COM              913017109     3271    45915 SH       SOLE                    45455
VERIZON COMMUNICATIONS INC     COM              92343V104     2950    90511 SH       SOLE                    89656
ISHARES TR BARCLYS TIPS BD     OTHER            464287176     2108    19333 SH       SOLE                    19333
ISHARES TR HIGH YLD CORP       OTHER            464288513     1271    14171 SH       SOLE                    14171
VANGUARD BD INDEX FD SHORT TRM OTHER            921937827     1664    20360 SH       SOLE                    20360
VANGUARD BD INDEX FD TOTAL BND OTHER            921937835     1869    22611 SH       SOLE                    22611
VANGUARD INDEX FDS MID CAP ETF OTHER            922908629     1583    23867 SH       SOLE                    23867
VANGUARD INDEX FDS REIT ETF    OTHER            922908553     1117    21443 SH       SOLE                    21443
WISDOMTREE TRUST EARNING 500 F OTHER            97717W588     3177    79522 SH       SOLE                    79522
WISDOMTREE TRUST EMRG MKT HGHY OTHER            97717W315     2313    41549 SH       SOLE                    41549
WISDOMTREE TRUST INTL LRGCAP D OTHER            97717W794     3596    81568 SH       SOLE                    81568
WISDOMTREE TRUST SMLCAP EARN F OTHER            97717W562      934    20637 SH       SOLE                    20637